Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations
Processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method	$ 36.5	$ 34.6	$ 72.2	$ 64.7	$ 134.6	$ 107.7	$ 220.8